SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]

29.  SUBSIDIARIES

The consolidated financial statements of the Company include the following significant subsidiaries as at December 31, 2024 and 2023 as follows:

Name of subsidiary	Operations and Projects	Location	2024 % Ownership	2023 % Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
Primero Empresa Minera, S.A de C.V.	San Dimas Silver/Gold Mine	Mexico	100%	100%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.(1)	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.	Del Toro Silver Mine	Mexico	100%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Jerritt Canyon Canada Ltd.	Holding company	Canada	100%	100%
Jerritt Canyon Gold LLC	Jerritt Canyon Gold Mine	United States	100%	100%
First Mint LLC	Minting company	United States	100%	100%
FM Metal Trading (Barbados) Inc.	Metals trading company	Barbados	100%	100%
FMS Trading AG	Metals trading company	Switzerland	100%	100%

(1) La Parrilla was classified as assets held-for-sale up to the date of disposition on August 14, 2023. As of December 31, 2024, the assets and liabilities of La Parrilla have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $56.4 million) (Note 14). The liabilities of La Parrilla still remain at 100% ownership of the Company as the sale was an asset purchase agreement.